Trade payables (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total non current	$ 4,981	$ 3,708
Total Current	527,048	998,153
Customer Guarantees [Member]
IfrsStatementLineItems [Line Items]
Total non current	4,730	3,393
Customer Contributions [Member]
IfrsStatementLineItems [Line Items]
Total non current	251	315
Total Current	38	52
Payables For Purchase Of Electricity [Member]
IfrsStatementLineItems [Line Items]
Total Current	164,937	610,974
Provision For Unbilled Electricity Purchases [Member]
IfrsStatementLineItems [Line Items]
Total Current	188,694	174,816
Suppliers [Member]
IfrsStatementLineItems [Line Items]
Total Current	149,471	195,485
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Total Current	18,757	12,630
Advance To Customer [Member]
IfrsStatementLineItems [Line Items]
Total Current	5,113	4,145
Discounts To Customers [Member]
IfrsStatementLineItems [Line Items]
Total Current	$ 38	$ 51